CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 134,502	$ 149,653
Interest-bearing deposits with other banks	24,341	375,398
Investment securities available-for-sale, at market value (cost $1,017,104 at December 31, 2012 and $1,421,490 at December 31, 2011)	1,032,096	1,441,846
Investment securities held-to-maturity (market value $778,474 at December 31, 2012 and $2,893 at December 31, 2011)	770,755	2,664
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans:
Commercial	861,033	856,981
Real estate-construction	73,517	114,974
Real estate-commercial	1,417,008	1,233,067
Real estate-residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Credit card	34,198	31,631
Lease financing	50,788	17,311
Total loans, excluding covered loans	3,179,064	2,968,447
Less: Allowance for loan and lease losses - uncovered	47,777	52,576
Net loans - excluding covered loans	3,131,287	2,915,871
Covered loans	748,116	1,053,244
Less: Allowance for loan and lease losses - covered	45,190	42,835
Net loans - covered	702,926	1,010,409
Net loans	3,834,213	3,926,280
Premises and equipment	146,716	138,096
Goodwill	95,050	95,050
Other intangibles	7,648	10,844
FDIC indemnification asset	119,607	173,009
Accrued interest and other assets	244,372	262,345
TOTAL ASSETS	6,497,048	6,671,511
Deposits:
Interest-bearing	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total interest-bearing deposits	3,853,066	4,696,660
Noninterest-bearing	1,102,774	946,180
Total deposits	4,955,840	5,642,840
Federal funds purchased and securities sold under agreements to repurchase	122,570	99,431
Federal Home Loan Bank short-term borrowings	502,000	0
Short-term Debt	624,570	99,431
Long-term debt	75,202	76,544
Total borrowed funds	699,772	175,975
Accrued interest and other liabilities	131,011	140,475
TOTAL LIABILITIES	5,786,623	5,959,290
SHAREHOLDERS' EQUITY
Common stock - no par value Authorized - 160,000,000 shares Issued - 68,730,731 shares in 2012 and 2011	579,293	579,871
Retained earnings	330,004	331,351
Accumulated other comprehensive loss	(18,677)	(21,490)
Treasury stock, at cost, 10,684,496 shares in 2012 and 10,463,677 shares in 2011	(180,195)	(177,511)
TOTAL SHAREHOLDERS' EQUITY	710,425	712,221
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,497,048	$ 6,671,511